Schedule of Key Valuation Inputs (Details)				12 Months Ended
		Dec. 31, 2024 $ / shares		Dec. 31, 2024 $ / shares		Dec. 31, 2025
Series 1 Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	[1],[2],[3]	Mar. 31, 2028
Debt instrument measurement input						5.0
Share price	[1],[2],[3]	$ 0.113		$ 0.113
Series 1 Convertible Debt [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	7.50		7.50
Series 1 Convertible Debt [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	105		105
Series 1 Convertible Debt [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		4.72	[1],[2],[3]	4.72	[1],[2],[3]	7.23
Series 1 Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	4.28		4.28
Series 1 Convertible Debt [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	15.45		15.45
Series 2 Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	[1],[2],[3]	Mar. 31, 2029
Debt instrument measurement input						10.0
Share price	[1],[2],[3]	$ 0.113		$ 0.113
Series 2 Convertible Debt [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	10.50		10.50
Series 2 Convertible Debt [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	105		105
Series 2 Convertible Debt [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		5.03	[1],[2],[3]	5.03	[1],[2],[3]	9.32
Series 2 Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	4.34		4.34
Series 2 Convertible Debt [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input	[1],[2],[3]	17.89		17.89
Series 1 Convertible Debt [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[3]			Dec. 31, 2024
Series 2 Convertible Debt [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[3]			Dec. 31, 2024

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1 is $3.675 and $7.280 CD2 is $3.675 and $7.070 as of December 31, 2025 and December 31, 2024 respectively.